Creation And Redemption Of Creation Units	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New Natural Gas Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New Natural Gas Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New Natural Gas Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New Natural Gas Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Creation And Redemption Of Creation Units	NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New Natural Gas Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New Natural Gas Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New Natural Gas Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New Natural Gas Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New VIX Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New VIX Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New VIX Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New VIX Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Proshares Short VIX Short-Term Futures ETF [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New VIX Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New VIX Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New VIX Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New VIX Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.